FAIR VALUE OF FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2025
Fair Value Disclosures [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS	FAIR VALUE OF FINANCIAL INSTRUMENTS
The carrying amount and fair value of financial instruments are shown below:

	June 30, 2025		December 31, 2024
AS OF US$ MILLIONS	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets
Available-for-sale fixed maturity securities	$56,222	$56,222	$53,802	$53,802
Equity securities	7,530	7,530	3,854	3,854
Mortgage loans on real estate, net of allowance	11,469	11,392	12,426	12,240
Private loans, net of allowance	6,752	6,767	5,204	5,320
Real estate partnerships(1)	2,295	2,295	1,487	1,487
Policy loans	257	257	276	276
Short-term investments(2)	4,454	4,454	4,400	4,400
Other invested assets:
Derivative assets	1,160	1,160	1,361	1,361
Separately managed accounts	61	61	71	71
Other(3)(4)	846	846	956	958
Cash and cash equivalents	13,091	13,091	12,243	12,243
Reinsurance funds withheld – embedded derivative	6	6	18	18
Other assets – market risk benefit assets	1,034	1,034	856	856
Separate account assets(5)	1,322	1,322	1,343	1,343
Total financial assets	$106,499	$106,437	$98,297	$98,229
Financial liabilities
Policyholders’ account balances – embedded derivative	$6,257	$6,257	$1,123	$1,123
Market risk benefits	4,227	4,227	3,655	3,655
Notes payable	200	200	189	189
Corporate and subsidiary borrowings	4,511	4,566	4,351	4,371
Funds withheld for reinsurance liabilities – embedded derivative	63	63	37	37
Other liabilities – derivative liabilities	169	169	27	27
Separate account liabilities(5)	1,322	1,322	1,343	1,343
Total financial liabilities	$16,749	$16,804	$10,725	$10,745
__________________________
(1)Represents financial assets that are fair valued in accordance with ASC 825.
(2)Balance includes $400 million of amounts loaned under reverse repurchase agreements as of June 30, 2025 (December 31, 2024 – $400 million). The fair value of the collateral received under these agreements was $1.0 billion as of June 30, 2025 (December 31, 2024 – $783 million).
(3)Balance includes $649 million of other invested assets not subject to the fair value hierarchy as of June 30, 2025 (December 31, 2024 – $637 million).
(4)Balance excludes $1.0 billion of derivative collaterals that are recorded as an offset to “Other invested assets” in the statements of financial position and are also not included in the fair value hierarchy as of June 30, 2025 (December 31, 2024 – $1.3 billion). Refer to “Derivative Exposure” section of Note 9 for details.
(5)Balance include $30 million of assets, and corresponding liabilities, that are not subject to the fair value hierarchy as of June 30, 2025 (December 31, 2024 – $31 million).
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability. A fair value hierarchy is used to determine fair value based on a hypothetical transaction as of the measurement date from the perspective of a market participant. The Company has evaluated the types of securities in its investment portfolio to determine an appropriate hierarchy level based upon trading activity and the observability of market inputs. The classification of assets or liabilities within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are defined as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities
Level 2
Quoted prices in markets that are not active or inputs that are observable directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities

Level 3
Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets or liabilities. Unobservable inputs reflect the Company’s own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models and third-party evaluation, as well as instruments for which the determination of fair value requires significant management judgment or estimation

Valuation Techniques for Assets and Liabilities Recorded at Fair Value
Available-for-sale fixed maturity securities — The Company utilizes pricing services to estimate fair value measurements. The fair value for available-for-sale fixed maturity securities that are disclosed as Level 1 measurements are based on unadjusted quoted market prices for identical assets that are readily available in an active market. The estimates of fair value for most available-for-sale fixed maturity securities, including municipal bonds, provided by the pricing service are disclosed as Level 2 measurements as the estimates are based on observable market information rather than market quotes. The pricing service utilizes market quotations for available-for-sale fixed maturity securities that have quoted prices in active markets. Since available-for-sale fixed maturity securities generally do not trade on a daily basis, the pricing service prepares estimates of fair value measurements for these securities using its proprietary pricing applications, which include available relevant market information, benchmark curves, benchmarking of like securities, sector groupings and matrix pricing. Additionally, an option adjusted spread model is used to develop prepayment and interest rate scenarios.
The pricing service evaluates each asset class based on relevant market information, credit information, perceived market movements and sector news. The market inputs utilized in the pricing evaluation, listed in the approximate order of priority, include: benchmark yields, reported trades, pricing source quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and economic events. The extent of the use of each market input depends on asset class and the market conditions. Depending on the security, the priority of the use of inputs may change or some market inputs may not be relevant. For some securities, additional inputs may be necessary.
The Company has reviewed the inputs and methodology used and the techniques applied by the pricing service to produce quotes that represent the fair value of a specific security. The review confirms that the pricing service is utilizing information from observable transactions or a technique that represents a market participant’s assumptions. The Company does not adjust quotes received from the pricing service. The pricing service utilized by the Company has indicated that they will only produce an estimate of fair value if there is objectively verifiable information available.
The Company holds a small amount of private placement debt and available-for-sale fixed maturity securities that have characteristics that make them unsuitable for matrix pricing. For these securities, a quote from an independent pricing source (typically a market maker) is obtained. Due to the disclaimers on the quotes that indicate the price is indicative only, the Company includes these fair value estimates in Level 3.
For securities priced using a quote from an independent pricing source, such as certain available-for-sale fixed maturity securities, the Company uses a market-based fair value analysis to validate the reasonableness of prices received. Price variances above a certain threshold are analyzed further to determine if any pricing issue exists. This analysis is performed quarterly.
Equity securities — For publicly-traded equity securities, prices are received from a nationally recognized pricing service that are based on observable market transactions, and these securities are classified as Level 1 measurements. For certain preferred stock, current market quotes in active markets are unavailable. In these instances, an estimated fair value is received from the pricing service. The service utilizes similar methodologies to price preferred stocks as it does for available-for-sale fixed maturity securities. If applicable, these estimates are disclosed as Level 2 or Level 3 measurements, depending on the use of at least one significant unobservable input. The Company tests the accuracy of the information provided by reference to other services annually.
Short-term investments — Short-term investments include fixed maturity securities with original maturities of over 90 days and less than one year at the date of acquisition, some of which are disclosed as Level 1 measurements as their fair values are based on unadjusted quoted market prices for identical assets that are readily available in an active market. Short-term investments also include commercial paper rated A2 or P2 or better by Standard & Poor’s and Moody’s, respectively, as well as certain private loans with original maturities of less than one year at the date of acquisition and amounts loaned under reverse repurchase agreements. Commercial paper, short-term private loans and amounts loaned under reverse repurchase agreements are carried at amortized cost which approximates fair value. These investments are classified as Level 2 or Level 3 measurements, depending on the use of at least one significant unobservable input.
Investment real estate and real estate partnerships — The fair values of residential real estate investments held through consolidation of investment company VIEs are initially recorded based on the cost to purchase the properties and subsequently recorded at fair value on a recurring basis and falls within Level 3 of the fair value hierarchy. The fair value of the residential real estate properties was determined using broker price opinions (“BPO”). A BPO is an appraisal methodology commonly used in the industry to estimate net proceeds from the sale of a home. The significant inputs into the valuation include market comparable home sales, age and size of the home, location and property conditions.
For certain of the Company’s interest in unconsolidated variable interest entities, the Company elected the fair value option in accordance with ASC 825. The fair value of such interest is derived using discounted cash flow methodology and falls within Level 3 of the fair value hierarchy.
Certain of the Company’s consolidated variable interest entities that are fair valued on a recurring basis invest in LLCs that invest in operating entities which hold multi-family real estate properties. The fair value of the LLCs is obtained from a third party and is based on the fair value of the underlying real estate held by the various operating entities. The real estate is initially calculated based on the cost to purchase the properties and subsequently calculated based on a discounted cash flow methodology. Such investments are classified as Level 3 measurements.
Investment funds — The Company owns certain investments in infrastructure LLCs through a consolidated VIE that is measured at fair value on a recurring basis. We initially recorded the investment at the cost to purchase the investment and subsequently recorded based on a discounted cash flow methodology. Investment funds that are fair valued are classified as Level 3 measurements. Certain LP funds are measured at estimated fair value using net asset value (“NAV”) as a practical expedient.
Other invested assets — The Company holds interest in an investment company limited partnership, which invests in residual tranche investments, and is a consolidated VIE. We also hold residual tranche investments to which we applied the fair value option in accordance with ASC 825. These investments were initially recorded at cost and are subsequently recorded at fair value using discounted cash flow methodology and falls within Level 3 of the fair value hierarchy.
Separate account assets and liabilities — The separate account assets included on the quantitative disclosures fair value hierarchy table are comprised of short-term investments, equity securities, and available-for-sale fixed maturity. Equity securities are classified as Level 1 measurements. Short-term investments and available-for-sale fixed maturity securities are classified as Level 2 measurements. These classifications for separate account assets reflect the same fair value level methodologies as listed above as they are derived from the same vendors and follow the same process. The separate account assets also include cash and cash equivalents, investment funds, accrued investment income, and receivables for securities. These are not included in the quantitative disclosures of fair value hierarchy table.
Reinsurance funds withheld – embedded derivatives — Valuation model is based on quoted prices of similar, traded securities in active markets. For example, interest rates and yield curves observed at commonly quoted intervals, implied volatility, credit spread and market-corroborated inputs.
Market risk benefits — MRBs are valued using stochastic models that incorporate a spread reflecting our non-performance risk. The key assumptions for calculating the fair value of the MRBs are market assumptions such as equity market returns, interest rate levels, market volatility and correlations and policyholder behavior assumptions such as lapse, mortality, utilization and withdrawal patterns. Risk margins are included in the policyholder behavior assumptions. The assumptions are based on a combination of historical data and actuarial judgment. MRBs are classified as Level 3 fair value measurements as the fair value is based on unobservable inputs. The following significant unobservable inputs are used for measuring the fair value:
•Utilization – The utilization assumption represents the percentage of policyholders who will elect to receive lifetime income benefit payments in a given year. The range and weighted average of this assumption can vary from year to year depending on the characteristics of policies in a given cohort within the rate.
•Option budget – The option budget assumption represents the expected cost of annual call options we will purchase in the future.
•Non-performance risk – The non-performance risk assumption impacts the discount rate used in the discounted future cash flow valuation and includes the Company’s own credit risk based on the current market credit spreads for debt-like instruments the Company has issued and are available in the market. Additionally, the non-performance risk assumption includes the counterparty credit risk used in the fair value measurement of ceded market risk benefits which is determined using the current market credit spreads based on the counterparty credit rating.
•Mortality rates – The mortality rate assumptions are set based on a combination of company and industry experience, adjusted for improvement factors. Mortality rates vary by age and by demographic characteristics such as gender.
•Lapse rates – The lapse rate assumptions represent the expected rate of full surrenders which are set based on product type or feature and whether a policy is subject to surrender charges.
Derivative assets and liabilities:
•Foreign currency forward contracts – discounted cash flow model – forward exchange rates (from observable forward exchange rates at the end of the reporting period); discounted at a credit adjusted rate.
•Interest rate contracts – discounted cash flow model – forward interest rates (from observable yield curves) and applicable credit spreads discounted at a credit adjusted rate.
•Equity-index options – valued using industry accepted valuation models and are adjusted for the non-performance risk of each counterparty net of any collateral held. Inputs include market volatility and risk free interest rates and are used in income valuation techniques in arriving at a fair value for each option contract. The non-performance risk for each counterparty is based upon its credit default swap rate. The Company has no performance obligations related to the equity-index options purchased to fund its fixed index annuity and equity-indexed universal life policy liabilities. Certain equity-index options are valued based on vendor sourced prices and are classified as Level 3 measurements due to the use of significant unobservable inputs used by the vendor.
Policyholders’ account balances – embedded derivatives — The fair value of the embedded derivative component of the Company’fixed index annuity and equity-indexed universal life policyholder’s account balances is estimated at each valuation date by (i) projecting policy contract values and minimum guaranteed contract values over the expected lives of the contracts and (ii) discounting the excess of the projected contract value amounts at the applicable risk free interest rates adjusted for the Company’s non-performance risk related to those liabilities. The following significant unobservable inputs are used for measuring the fair value: (i) Option budget; (ii) Lapse rates; and (iii) Non-performance risk. For the details of these significant unobservable inputs, refer to significant unobservable inputs for “Market risk benefits”.
Funds withheld for reinsurance liabilities – embedded derivatives — The fair value of the embedded derivative is estimated based on the fair value of the assets supporting the funds withheld payable under modified coinsurance and funds withheld coinsurance reinsurance agreements. The fair value of the embedded derivative is classified as Level 3 based on valuation methods used for the assets held supporting the reinsurance agreements.
Separately managed accounts — The separately managed account manager uses the mid-point of a range from a third-party to price these securities. Discounted cash flows (yield analysis) and market transactions approach are used in the valuation. They use discount rates which is considered an unobservable input.
The fair value hierarchy measurements of the assets and liabilities recorded at fair value are shown below:

AS OF JUN. 30, 2025 US$ MILLIONS	Total Fair Value	Level 1	Level 2	Level 3
Financial assets
Available-for-sale fixed maturity securities:
U.S. treasury and government	$365	$302	$63	$—
U.S. state and municipal	3,182	—	3,127	55
Foreign governments	1,889	—	1,889	—
Corporate debt securities	39,493	—	38,701	792
Residential mortgage-backed securities	1,196	—	1,177	19
Commercial mortgage-backed securities	3,877	—	3,839	38
Collateralized debt securities	6,220	—	2,867	3,353
Total available-for-sale fixed maturity securities	56,222	302	51,663	4,257
Equity securities:
Common stock	7,049	6,641	2	406
Preferred stock	481	20	23	438
Total equity securities	7,530	6,661	25	844
Investment real estate(1)	1,271	—	—	1,271
Real estate partnerships(1)(2)	2,329	—	—	2,329
Investment funds(1)(3)	141	—	—	141
Short-term investments	4,454	2,912	1,060	482
Other invested assets:
Derivative assets	1,160	—	972	188
Separately managed accounts	61	—	—	61
Other(2)	197	—	4	193
Cash and cash equivalents	13,091	13,091	—	—
Reinsurance funds withheld – embedded derivative	6	—	—	6
Premiums due and other receivables – derivative asset	22	—	22	—
Other assets – market risk benefit assets	1,034	—	—	1,034
Separate account assets	1,292	976	316	—
Total financial assets	$88,810	$23,942	$54,062	$10,806
Financial liabilities
Policyholders’ account balances – embedded derivative	$6,257	$—	$—	$6,257
Market risk benefits	4,227	—	—	4,227
Funds withheld for reinsurance liabilities – embedded derivative	63	—	—	63
Other liabilities – derivative liabilities	169	—	169	—
Separate account liabilities	1,292	976	316	—
Total financial liabilities	$12,008	$976	$485	$10,547
__________________________
(1)Balances include financial assets that are fair valued as a result of consolidation of investment company VIE in accordance with ASC 946.
(2)$2.3 billion of real estate partnerships and $197 million of other invested assets are financial assets that are fair valued in accordance with ASC 825.
(3)Balance for investment funds excludes those measured at estimated fair value using NAV per share as a practical expedient. As of June 30, 2025, the estimated fair values of investment funds measured at NAV as a practical expedient were $375 million.

AS OF DEC. 31, 2024 US$ MILLIONS	Total Fair Value	Level 1	Level 2	Level 3
Financial assets
Available-for-sale fixed maturity securities:
U.S. treasury and government	$369	$310	$59	$—
U.S. state and municipal	3,289	—	3,233	56
Foreign governments	2,042	—	2,042	—
Corporate debt securities	37,380	—	34,696	2,684
Residential mortgage-backed securities	1,310	—	1,291	19
Commercial mortgage-backed securities	3,320	—	3,245	75
Collateralized debt securities	6,092	—	3,447	2,645
Total available-for-sale fixed maturity securities	53,802	310	48,013	5,479
Equity securities:
Common stock	3,412	2,858	2	552
Preferred stock	438	36	12	390
Private equity and other	4	—	—	4
Total equity securities	3,854	2,894	14	946
Investment real estate(1)	1,283	—	—	1,283
Real estate partnerships(1)(2)	1,529	—	—	1,529
Investment funds(1)(3)	124	—	—	124
Short-term investments	4,400	3,213	834	353
Other invested assets:
Derivative assets	1,361	—	1,138	223
Separately managed accounts	71	—	—	71
Other(2)	319	—	11	308
Cash and cash equivalents	12,243	12,243	—	—
Reinsurance funds withheld – embedded derivative	18	—	—	18
Premiums due and other receivables – derivative asset	22	—	22	—
Other assets – market risk benefit assets	856	—	—	856
Separate account assets	1,312	258	1,054	—
Total financial assets	$81,194	$18,918	$51,086	$11,190
Financial liabilities
Policyholders’ account balances – embedded derivative	$1,123	$—	$—	$1,123
Market risk benefits	3,655	—	—	3,655
Funds withheld for reinsurance liabilities – embedded derivative	37	—	—	37
Other liabilities – derivative liabilities	27	—	27	—
Separate account liabilities	1,312	258	1,054	—
Total financial liabilities	$6,154	$258	$1,081	$4,815
__________________________
(1)Balances include financial assets that are fair valued as a result of consolidation of investment company VIE in accordance with ASC 946.
(2)$1.5 billion of real estate partnerships and $171 million of other invested assets are financial assets that are fair valued in accordance with ASC 825.
(3)Balance for investment funds excludes those measured at estimated fair value using NAV per share as a practical expedient. As of December 31, 2024, the estimated fair values of investment funds measured at NAV as a practical expedient were $380 million.
Fair Value Information About Financial Instruments Not Recorded at Fair Value
Information about fair value estimates for financial instruments not recorded at fair value is discussed below:
Mortgage loans — The fair value of mortgage loans is estimated using discounted cash flow analyses on a loan-by-loan basis by applying a discount rate to expected cash flows from future installment and balloon payments. The discount rate takes into account general market trends and specific credit risk trends for the individual loan. Factors used to arrive at the discount rate include inputs from spreads based on U.S. Treasury notes and the loan’s credit quality, region, property-type, lien priority, payment type and current status.
Private loans — The fair value of private loans is estimated using discounted cash flow analyses on a loan-by-loan basis by applying a discount rate to expected cash flows from future installment and balloon payments. The discount rate takes into account general market trends and specific credit risk trends for the individual loan.
Policy loans — The carrying value of policy loans is the outstanding balance plus any accrued interest. Due to the collateralized nature of policy loans such that they cannot be separated from the policy contracts, the unpredictable timing of repayments and the fact that settlement is at outstanding value, the carrying value of policy loans approximates fair value.
Other invested assets — The common stock of Federal Home Loan Banks (“FHLB”) is carried at cost which approximates fair value. The fair value of the company owned life insurance (“COLI”) is equal to the cash surrender value of the policies.
Corporate and subsidiary borrowings — Corporate and subsidiary borrowings are carried at outstanding principal balance. Fair values for subordinated debentures are estimated using discounted cash flow calculations principally based on observable inputs including the Company’s incremental borrowing rates, which reflect its credit rating, for similar types of borrowings with maturities consistent with those remaining for the debt being valued.
Notes payable — Notes payable are carried at outstanding principal balance. For a majority of the notes, the carrying value of the notes payable approximates fair value because the underlying interest rates approximate market rates at the reporting date.
Policyholder’s account balances & deposit assets excluding embedded derivative — The fair values of the policyholder’s account balances not involving significant mortality or morbidity risks are stated at the cost we would incur to extinguish the liability (i.e., the cash surrender value) as these contracts are generally issued without an annuitization date. The coinsurance deposits related to the annuity benefit reserves have fair values determined in a similar fashion. For period-certain annuity benefit contracts, the fair value is determined by discounting the benefits at the interest rates currently in effect for newly issued immediate annuity contracts. All of the fair values presented within these categories fall within Level 3 of the fair value hierarchy as most of the inputs are unobservable market data.
The carrying amount and estimated fair value of financial instruments not recorded at fair value are shown below. The table below excludes accrued investment income, which is recorded at amortized cost in the statements of financial position, as their carrying amounts approximate the fair values due to their short-term nature.

AS OF JUN. 30, 2025 US$ MILLIONS	Carrying Amount	Fair Value	FV Hierarchy Level
			Level 1	Level 2	Level 3
Financial assets
Mortgage loans on real estate, net of allowance	$11,469	$11,392	$—	$—	$11,392
Private loans, net of allowance	6,752	6,767	—	100	6,667
Policy loans	257	257	—	1	256
Deposit assets	5,821	5,703	—	—	5,703
Other invested assets, excluding derivatives and separately managed accounts	649	649	—	414	235
Total financial assets	$24,948	$24,768
Financial liabilities
Policyholders’ account balances – investment contracts, excluding embedded derivative	$78,057	$78,040	—	—	78,040
Corporate and subsidiary borrowings	4,511	4,566	—	—	4,566
Notes payable	200	200	—	—	200
Total financial liabilities	$82,768	$82,806

AS OF DEC. 31, 2024 US$ MILLIONS	Carrying Amount	Fair Value	FV Hierarchy Level
			Level 1	Level 2	Level 3
Financial assets
Mortgage loans on real estate, net of allowance	$12,426	$12,240	$—	$—	$12,240
Private loans, net of allowance	5,204	5,320	—	153	5,167
Policy loans	276	276	—	—	276
Deposit assets	6,165	6,026	—	—	6,026
Other invested assets, excluding derivatives and separately managed accounts	637	639	—	408	231
Total financial assets	$24,708	$24,501
Financial liabilities
Policyholders’ account balances – investment contracts, excluding embedded derivative	$79,383	$79,383	—	—	79,383
Corporate and subsidiary borrowings	4,351	4,371	—	—	4,371
Notes payable	189	189	—	—	189
Total financial liabilities	$83,923	$83,943
For financial assets and financial liabilities measured at fair value on a recurring basis using Level 3 inputs during the periods, reconciliations of the beginning and ending balances are shown below:

	Assets			Liabilities
FOR THE PERIOD ENDED JUN. 30, 2025 US$ MILLIONS	Invested assets(1)	Derivative assets	Reinsurance funds withheld – embedded derivative	Policyholders’ account balances – embedded derivative	Funds withheld for reinsurance liabilities – embedded derivative
Balance as of January 1, 2025	$10,093	$223	$18	$(1,123)	$(37)
Fair value changes in net income	(32)	(38)	(10)	268	(18)
Fair value changes in other comprehensive income	20	—	—	—	—
Purchases	172	33	—	—	—
Sales	(45)	—	—	—	—
Settlements or maturities	(13)	(69)	—	—	—
Premiums less benefits	—	—	—	(93)	—
Transfers into Level 3	681	—	—	—	—
Transfers out of Level 3	(67)	—	—	—	—
Balance as of March 31, 2025	$10,809	$149	$8	$(948)	$(55)
Fair value changes in net income	26	66	(2)	(242)	(8)
Fair value changes in other comprehensive income	(11)	—	—	—	—
Purchases	1,214	34	—	—	—
Sales	(1,537)	—	—	—	—
Settlements or maturities	(138)	(61)	—	—	—
Premiums less benefits	—	—	—	(1)	—
Transfers into Level 3	239	—	—	(5,066)	—
Transfers out of Level 3	(1,024)	—	—	—	—
Balance as of June 30, 2025	$9,578	$188	$6	$(6,257)	$(63)

	Assets			Liabilities
FOR THE PERIOD ENDED JUN. 30, 2024 US$ MILLIONS	Invested assets(1)	Derivative assets	Reinsurance funds withheld – embedded derivative	Policyholders’ account balances – embedded derivative	Funds withheld for reinsurance liabilities – embedded derivative
Balance as of January 1, 2024	$4,447	$227	$(46)	$(872)	$—
Fair value changes in net income	(5)	57	135	(38)	1
Fair value changes in other comprehensive income	8	—	—	—	—
Purchases	2,187	35	—	—	—
Sales	(2,056)	—	—	—	—
Settlements or maturities	(6)	(62)	—	—	—
Premiums less benefits	—	—	—	6	—
Balance as of March 31, 2024	$4,575	$257	$89	$(904)	$1
Acquisition from business combination	4,288	—	—	—	—
Derecognition(2)	—	—	(196)	—	—
Fair value changes in net income	162	24	141	(287)	(35)
Fair value changes in other comprehensive income	19	—	—	—	—
Purchases	1,234	39	—	—	—
Sales	(1,260)	—	—	—	—
Settlements or maturities	(3)	(66)	—	30	—
Premiums less benefits	—	—	—	(35)	—
Transfers into Level 3	64	—	—	—	—
Transfers out of Level 3	(58)	—	—	—	—
Balance as of June 30, 2024	$9,021	$254	$34	$(1,196)	$(34)
__________________________
(1)Include separately managed accounts.
(2)See Note 16 for the details of effective settlement of a reinsurance arrangement, resulting in the derecognition of reinsurance funds withheld.
There were no transfers between Level 1 or Level 2 during the periods presented. Transfers into and out of Level 3 for the period ended June 30, 2025 were primarily the result of changes in observable pricing. The Company’s valuation of financial instruments categorized as Level 3 in the fair value hierarchy are based on valuation techniques that use significant inputs that are unobservable or had a decline in market activity that obscured observability. The indicators considered in determining whether a significant decrease in the volume and level of activity for a specific asset has occurred include the level of new issuances in the primary market, trading volume in the secondary market, the level of credit spreads over historical levels, applicable bid-ask spreads, and price consensus among market participants and other pricing sources. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models and discounted cash flow methodology based on spread/yield assumptions.